PARTIAL DISPOSITION OF OUR INTEREST IN CHILEAN TOLL ROAD BUSINESS - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Feb. 07, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from sales of investments accounted for using equity method		$ 135	$ 0	$ 135	$ 1,289
Gain (Loss) on Disposition of Business		$ 0	$ 0	0	$ 338
Chilean toll roads
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest Held In Associate And Joint Venture	17.00%
Proceeds from sales of investments accounted for using equity method	$ 365
Dividends received	200
Partnership's share of proceeds from sales of investments accounted for using equity method	$ 165
Gain (Loss) on Disposition of Business				354
Reclassification adjustments on exchange differences on translation, net of tax				$ 38